Deposits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
NOW accounts	$ 89	$ 74
Regular savings and demand clubs	103	102
Money market	284	100
Individual retirement accounts	75	64
Certificates of deposit	1,260	1,096
Interest expense on deposits	$ 1,811	$ 1,436